Board of Directors and Management Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Board of Directors and Management Compensation
Schedule of components of compensation to board of directors and management

			2023			2022			2021
	Board of	Executive		Board of	Executive		Board of	Executive
EUR’000	directors	management	Total	directors	management	Total	directors	management	Total
Wages, salaries and board fees	183	850	1,033	180	683	863	180	650	830
Share based payment	—	588	588	—	173	173	—	164	164
Other short-term benefits	—	55	55	—	36	36	—	23	23
Cash bonus	—	1,155	1,155	—	482	482	—	314	314
Total management compensation	183	2,648	2,831	180	1,374	1,554	180	1,151	1,331